Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

19. Income Taxes

The components of income before income taxes consist of the following:

	December 31,
	2021	2020
United States	$(45,256)	$(18,118)
Foreign	(26,865)	(6,442)
Total	$(72,121)	$(24,560)

The components of the provision (benefit) for income taxes consist of the following:

	December 31,
	2021	2020
Current:
Federal	$—	$—
State	—	—
Foreign	28	14
	28	14
Deferred:
Federal	—	—
State	—	—
Foreign	(178)	—
Provision (benefit) for income taxes	$(150)	14

A reconciliation of the U.S. statutory income tax rate to the Company’s effective tax rate is as follows:

	December 31,
	2021	2020
Income tax provision at statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	2.8%	1.86%
Foreign tax differential	0.65%	(0.81)%
Change in fair value of warrants	(2.46)%	—
Other adjustments	(0.06)%	(1.97)%
Change in valuation allowance	(21.72)%	(20.14)%
Effective tax rate	(0.21)%	(0.06)%

The components of the Company’s net deferred tax assets and liabilities are as follows:

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$23,514	$7,256
Accruals and reserves	12	19
Intangibles	—	219
Stock Compensation	1,353	738
Total deferred tax assets	24,879	8,232

Deferred tax liabilities:
Intangibles	(161)
Fixed assets	(581)	(216)
Total deferred tax liabilities	(742)	(216)

Net deferred tax assets	$24,137	$8,016
Valuation Allowance	(24,137)	(8,016)
Ending Balance	$—	$—

Assessing the realizability of deferred tax assets requires the determination of whether it is more-likely-than-not that some portion or all the deferred tax assets will not be realized. In assessing the need for a valuation allowance, the Company considered all sources of taxable income available to realize deferred tax assets, including the future reversal of existing temporary differences, forecasts of future taxable income, and tax planning strategies. Based on the weight of available evidence, which includes the Company’s historical cumulative net losses, the Company recorded a full valuation allowance. The valuation allowance increased by $16,121 and $4,947 as of the years ended December 31, 2021, and 2020, respectively.

	December 31,
	2021	2020
Beginning balance	$8,016	$3,069
Charged to costs and expenses	15,663	4,947
Charged to goodwill	458	0
Ending balance	$24,137	$8,016

As of December 31, 2021, the Company has net operating loss carryforwards for federal and state income tax purposes of approximately $58,495 and $56,915, respectively. As of December 31, 2020, the Company has net operating loss carryforwards for federal and state income tax purposes of approximately $21,461 and $25,157, respectively. Of the total federal net operating loss carryforwards, $57,939 do not expire, and the remaining carryforwards begin to expire in 2036 if not used prior to that time. The Company has income tax NOL carryforwards related to international operations of approximately $33,218 which do not expire. Utilization of the net operating loss carryforwards may be subject to a substantial annual limitation due to ownership changes that may have occurred previously or that could occur in the future, as provided by Section 382 of the Internal Revenue Code of 1986, as well as similar state provisions. Such annual limitation could result in the expiration of net operating losses and credits before their utilization.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. As of December 31, 2021, and 2020, there were no unrecognized tax benefits. The Company recognizes accrued interest and penalties as income tax expense. No amounts were accrued for the payment of interest and penalties as of December 31, 2021, and 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position in the next year.

The Company is subject to income taxes in the federal, various state and foreign jurisdictions and is generally open for examination from the year ended December 31, 2018, forward.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) was enacted in response to the COVID-19 pandemic. The CARES Act, among other things, permits NOL carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021. The CARES Act allows NOLs incurred in 2018, 2019, and 2020 to be carried back to each of the five preceding taxable years to generate a refund of previously paid income taxes. In addition, under the CARES Act, employers may defer deposits of the employer’s share of Social Security tax due and payments of the tax imposed on wages paid during the payroll tax deferral period which begins on March 27, 2020, and ends December 31, 2020. As a result, the Company deferred deposits during the payroll tax deferral period. The impact of the CARES Act to the company’s income tax provision for the year ended December 31, 2021, is -0-.